Scope of consolidation - spin off and discontinued operations (Details) € / shares in Units, € in Millions			12 Months Ended
	Jan. 13, 2016 € / shares	Oct. 26, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 15, 2016	Jan. 03, 2016
Disclosure of subsidiaries [line items]
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control			€ 0	€ 0	€ 866
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					866
Net revenues					2,596
Expenses					2,152
Net financial expenses/(income)					16
Profit before taxes from discontinued operations					428
Tax expense					144
Profit from discontinued operations, net of tax			€ 0	€ 0	€ 284
Convertible securities conversion ratio						0.083077
Dividends recognised as distributions to owners per share | € / shares	€ 0.01
Ferrari N.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary sold		10.00%			10.00%
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control		€ 900
Proportion of ownership interest in subsidiary		80.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		€ 866
Loans and receivables		2,800
Payments for changes in ownership interests in subsidiaries		€ 280
Convertible securities conversion ratio							0.0077369
Piero Ferrari | Ferrari N.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		10.00%
Public Shareholders | Ferrari N.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		10.00%
Non-controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity					€ (7)
Non-controlling interests | Ferrari N.V.
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		€ (7)
Equity attributable to owners of parent | Ferrari N.V.
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		€ 873
Common shares | Ferrari N.V.
Disclosure of subsidiaries [line items]
Spinoff shareholder conversion ratio							0.10
Special voting shares | Ferrari N.V.
Disclosure of subsidiaries [line items]
Spinoff shareholder conversion ratio							0.10